                                                             January 1, 2001
 FUND PROFILE
T. ROWE PRICE
Latin America Fund

 A stock fund seeking long-term capital growth through investments in Latin America.
This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com. TROWEPRICELOGO

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 What is the fund's objective?

   The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.


 What is the fund's principal investment strategy?

   Normally, we expect to invest substantially all of the fund's assets in Latin American companies. At least four countries should be represented at any time. Investments may be made in the countries below, as well as others as their markets develop:

  . Primary Emphasis: Mexico, Brazil, Chile, Argentina, Venezuela, and Peru.

  . Others: Belize, Colombia, Ecuador, and Guatemala.

   Selection of common stocks reflects a growth style. T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

   . leading market position;

   . attractive business niche;

   . strong franchise or natural monopoly;

   . technological leadership or proprietary advantages;

   . seasoned management;

   . earnings growth and cash flow sufficient to support growing dividends; and

   . healthy balance sheet with relatively low debt.

   We may make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country's economic development. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's securities than

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   is permissible for a "diversified" fund. In some markets, such as Brazil, the fund may purchase preferred stock because of its liquidity advantage over common stock.

   Normally, the Latin America Fund will invest at least 65% of its total assets in equity securities, with the majority in common stocks. To a lesser extent, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-800-638-5660.


 What are the main risks of investing in the fund?

   As with all stock funds, this fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions, including Latin America, can be highly interdependent and may decline at the

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   same time regardless of circumstances within particular countries or companies. There is additional risk with the fund because it is nondiversified and can invest more of its assets in a smaller number of companies and may invest significantly in telephone companies.

  . Emerging market risk Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies may rely heavily on particular industries and be more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Some countries have legacies of hyperinflation and currency devaluations. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.

   Governments in many emerging market countries participate to a significant degree in their economies and securities markets. The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund's share price to decline.

  . Other risks of foreign investing Other risks result from the varying stages of economic and political development, the differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on the fund. In addition, portfolio securities may be listed on foreign exchanges that are open on days when the fund does not compute its share price. As a result, the fund's net asset value may be significantly affected by trading on days when shareholders cannot make transactions.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

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   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

  . The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of common stock and emerging market investments. A regional fund such as this one is most appropriately used to supplement more-diversified "core" holdings. If you want additional exposure to Latin America and can accept the fund's additional risks in an effort to achieve potentially greater capital appreciation, the fund could be an appropriate part of your overall investment strategy.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the chart.

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LOGO

             Calendar Year Total Returns
  "94"    "95"    "96"   "97"   "98"    "99"    "00"
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 -15.92  -18.70  23.35  31.88  -35.43  59.38   -11.20
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          Quarter ended              Total return

 Best quarter                           12/31/99 41.32%

 Worst quarter                           9/30/98 -29.13%


 Table 1  Average Annual Total Returns
                                       Periods ended 12/31/2000
                                                         Since inception
                                 1 year      5 years      (12/29/1993)
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  Latin America Fund               -11.20%        8.25%          0.30%

  MSCI EMF Latin America
  Index                            -16.57         6.71           2.81
  Lipper Latin American Funds      -15.76         6.13          -0.95
  Average
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 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 What fees or expenses will I pay?

   The fund is 100% no load. The fund charges a 2% redemption fee, payable to the fund, on shares purchased and held less than one year. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

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 Table 2  Fees and Expenses of the Fund
          Shareholder fees (fees paid directly from your investment)
  Redemption fee (for shares held less than one year)           2%
                        Annual fund operating expenses
                 (expenses that are deducted from fund assets)
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  Management fee                                               1.07%
  Other expenses                                               0.55%
  Total annual fund operating expenses                         1.62%
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   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

   1 year      3 years      5 years       10 years
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    $165        $511         $881          $1,922
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 Who manages the fund?

   T. Rowe Price International is responsible for the selection and management of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International ("Price-Fleming"), a joint venture established in 1979 between
   T. Rowe Price Associates and Robert Fleming Holdings ("Flemings"). In 2000,
   T. Rowe Price became the sole owner of Rowe Price-Fleming and renamed the company T. Rowe Price International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing its investment program. The advisory group consists of John R. Ford, who joined Price-Fleming in 1982 and has 20 years of experience with the Fleming Group in research and portfolio management; Benedict R.F. Thomas, who joined Price-Fleming in 1988 and has 11 years of portfolio management experience; and Gonzalo Pangaro, who joined Price-Fleming in 1998 and has nine years of experience in financial analysis and portfolio management.

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 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 When will I receive income and capital gain distributions?

   The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
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                                                                     RPS F97-035
 T. Rowe Price Investment Services, Inc., Distributor